SUBSEQUENT EVENTS (Details)										6 Months Ended			7 Months Ended
	Sep. 23, 2021 USD ($) employee shares	Sep. 22, 2021 CNY (¥) shares	Sep. 22, 2021 USD ($) shares	Aug. 18, 2021 CNY (¥)	Jul. 22, 2021 USD ($) D $ / shares $ / floor	Jun. 30, 2021 CNY (¥) shares	Feb. 20, 2021 shares	Feb. 05, 2021 USD ($) D $ / shares $ / floor	Jan. 30, 2020 shares	Jun. 30, 2021 CNY (¥) shares	Jun. 30, 2021 USD ($) shares	Jun. 30, 2020 CNY (¥)	Aug. 31, 2021 employee shares	Jul. 05, 2021 shares	Jun. 30, 2021 USD ($) shares	Mar. 16, 2021 shares	Dec. 31, 2020 CNY (¥)	Oct. 31, 2019 shares	Jul. 01, 2017 shares	Oct. 19, 2015 shares
Subsequent Event [Line Items]
Loan maturity								1 year
Discounted price						¥ 11,674,000		$ 2,000,000		¥ 11,674,000					$ 1,808,000		¥ 8,232,000
Fixed interest rate								0.00%
Term of loan								1 year
Conversion price | $ / shares								$ 15
Percentage of closing bid price in the last reported trade preceding the conversion								82.00%
Percentage of VWAPs (daily dollar volume-weighted average price) during the 10 consecutive trading days								80.00%
Number of consecutive trading days to calculate VWAPs | D								10
Floor price | $ / floor								1
Amount of shares issued | ¥										33,319,000		¥ 75,189,000
Payment to related party										¥ 4,515,000	$ 699,000
Stock options
Subsequent Event [Line Items]
Number of shares authorized for option grants																			1,190,000	1,866,600
Issuance shares for exercise of stock option (in shares)						55,000
Class A ordinary shares
Subsequent Event [Line Items]
Shares issued									1,333,360
Number of shares outstanding																2,000,000
Class A ordinary shares | Stock options
Subsequent Event [Line Items]
Issuance shares for exercise of stock option (in shares)										55,000	55,000
ADS
Subsequent Event [Line Items]
Shares issued									1,333,360
Number of shares outstanding						378,967				378,967					378,967
Amount due from employees | $															$ 1,850,159,260
2019 Plan | Stock options
Subsequent Event [Line Items]
Number of shares authorized for option grants																		1,105,300
Share purchase agreement with Dr. Chris Chang Yu
Subsequent Event [Line Items]
Shares issued							152,100
Anpai Health Management Consulting Co., Ltd | Share purchase agreement with Dr. Chris Chang Yu
Subsequent Event [Line Items]
Percentage of equity interest acquired						40.00%				40.00%					40.00%		40.00%
Convertible loan ("CL")
Subsequent Event [Line Items]
Discounted price						¥ 5,674,000				¥ 5,674,000					$ 879,000		¥ 2,232,000
Subsequent event | Stock options
Subsequent Event [Line Items]
Remaining share options	62,500
Subsequent event | ADS
Subsequent Event [Line Items]
Number of employees provided notices for exercise of options | employee													7
Number of employees repaid the outstanding exercise price | employee	3
Shares issued	73,967												386,467
Amount of shares issued | $	$ 279,595,260
Subsequent event | 2019 Plan
Subsequent Event [Line Items]
Number of shares authorized for option grants														1,885,300
Subsequent event | 2019 Plan | Stock options
Subsequent Event [Line Items]
Number of shares authorized for option grants														1,105,300
Subsequent event | 2019 Plan | Class A ordinary shares
Subsequent Event [Line Items]
Number of shares authorized for option grants														780,000
Subsequent event | Anpai Health Management Consulting Co., Ltd
Subsequent Event [Line Items]
Percentage of equity interest acquired				60.00%
Percentage of equity interest held prior to acquisition				20.00%
Subsequent event | Anpai Health Management Consulting Co., Ltd | Share purchase agreement with Dr. Chris Chang Yu
Subsequent Event [Line Items]
Percentage of equity interest acquired				40.00%
Consideration payable | ¥				¥ 8,500,000
Subsequent event | Convertible loan ("CL")
Subsequent Event [Line Items]
Principal amount of debt | $					$ 3,014,000
Loan maturity					1 year
Discounted price | $					$ 2,740,000
Fixed interest rate					0.00%
Term of loan					1 year
Conversion price | $ / shares					$ 15
Percentage of closing bid price in the last reported trade preceding the conversion					82.00%
Percentage of VWAPs (daily dollar volume-weighted average price) during the 10 consecutive trading days					80.00%
Number of consecutive trading days to calculate VWAPs | D					10
Floor price | $ / floor					1
Subsequent event | Dr. Chris Chang Yu | ADS
Subsequent Event [Line Items]
Shares issued		250,000	250,000
Amount of shares issued		¥ 6,946,417,480	$ 945,000,000
Payment to related party | ¥		8,500,000,000
Amount due to related party | ¥		¥ 1,553,582,520
Subsequent event | Dr. Chris Chang Yu | Anpai Health Management Consulting Co., Ltd
Subsequent Event [Line Items]
Consideration | ¥				¥ 8,500,000